Earnings per Share (Tables)	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Summary of Group's Basic And Diluted Net Income/(loss) Per Ordinary Share
The following table sets forth the computation of the Group’s basic and diluted net income/(loss) per ordinary share attributable to the Group.

	Year ended March 31,
	2026	2025	2024
Numerator	(In million, except per share data)
Net income – basic	$498.7	$550.3	$501.5
Net income – diluted	$498.7	$550.3	$501.5
Denominator
Weighted average number of shares – basic (in millions of shares)	1,019.5	1,032.3	1,032.6
Plus the effect of dilution from share awards (in millions of shares)	10.2	13.4	16.3
Weighted average number of shares – diluted (in millions of shares)	1,029.7	1,045.7	1,048.9
Earnings per share
Basic (cents)	$48.92	$53.31	$48.57
Diluted (cents)	$48.43	$52.63	$47.81